Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The following table presents changes in Redeemable Noncontrolling Interests.

	Years Ended December 31,
	2012	2011	2010
Beginning Balance as of January 1,	$107,432	$77,560	$33,728
Redemptions	(16,712)	(9,068)	(7,987)
Granted	4,189	15,318	39,142
Changes in redemption value	22,912	24,532	11,500
Currency translation adjustments	132	(910)	1,177
Ending Balance as of December 31,	$117,953	$107,432	$77,560